Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011
Income Taxes (Textual)
Valuation allowance	$ 11,983,078	$ 9,559,975
Revised federal income tax rate	21.00%
Corporate tax rate	35.00%
Domestic Tax Authority [Member]
Income Taxes (Textual)
Operating loss carryforwards			$ 19,900,000
State and Local Jurisdiction [Member]
Income Taxes (Textual)
Operating loss carryforwards			$ 19,900,000
Maximum [Member]
Income Taxes (Textual)
Expiration Year	Dec. 31, 2037
Minimum [Member]
Income Taxes (Textual)
Expiration Year	Dec. 31, 2020